Prepaid expenses	12 Months Ended
Dec. 31, 2020
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Prepaid expenses
12.	Prepaid expenses

	2020	2019
Prepaid taxes	$10,022	$26,164
Prepaid commissions	3,908	4,298
Prepaid insurance	5,385	1,231
Prepaid to supplier	17,224	35,084

	$36,539	$66,777

Current	30,473	49,034
Non-current	6,066	17,743

	$36,539	$66,777

Prepaid taxes include $4.0 million of tax advance of VAT and withholdings taxes (2019: $8.4 million). The non-current
portion of prepaid expenses corresponds to $1.6 million (2019: $1.3 million) of advance payments of taxes which are credited to future payments from tax dividends in Panama and $4.5 million in tax credits (2019: $16.5 million).
During 2020, the Tax Authorities in Colombia recognized the return of credits of income tax in tax refund titles equivalents to $14.8 million. The Company sold these titles and recognized a loss in sale of $0.01 million included under Other non-operating
expense on the consolidated statement of profit or loss.
Prepaid to supplier mainly includes operating expenses related to aircraft rent, fuel and maintenance services.